Cromwell Greenspring Mid Cap Fund
Schedules of Investments
March 31, 2026 (Unaudited)
1
Shares Value
COMMON STOCKS - 96 .5%
Aerospace & Defense - 2 .0%
Cadre Holdings, Inc. .................................................................. 76,571 $ 2,349,198
Air Freight & Logistics - 0 .5%
United Parcel Service, Inc. - Class B .................................................... 6,445 634,059
Banks - 5 .5%
OceanFirst Financial Corp. .............................................................. 29,137 525,632
Primis Financial Corp. .................................................................. 209,589 2,783,342
Shore Bancshares, Inc. ................................................................. 109,193 2,039,725
WSFS Financial Corp. .................................................................. 19,242 1,259,581
6,608,280
Beverages - 3 .4%
Primo Brands Corp. ................................................................... 219,174 4,127,046
Broadline Retail - 0 .6%
Amazon.com, Inc.
(a)
................................................................... 3,167 659,591
Building Products - 7 .7%
Advanced Drainage Systems, Inc. ....................................................... 11,925 1,635,275
Johnson Controls International PLC ...................................................... 58,600 7,673,670
9,308,945
Chemicals - 4 .0%
DuPont de Nemours, Inc. ............................................................... 47,262 2,164,599
Minerals Technologies, Inc. ............................................................. 30,438 2,158,663
The Sherwin-Williams Co. ............................................................... 1,629 522,176
4,845,438
Commercial Services & Supplies - 8 .1%
Republic Services, Inc. ................................................................ 44,639 9,776,834
Construction & Engineering - 16 .1%
EMCOR Group, Inc. .................................................................... 15,428 11,390,647
MYR Group, Inc.
(a)
..................................................................... 28,316 7,994,173
19,384,820
Consumer Staples Distribution & Retail - 1 .9%
US Foods Holding Corp.
(a)
............................................................. 24,486 2,257,854
Electric Utilities - 1 .4%
NextEra Energy, Inc. .................................................................. 17,728 1,646,577
Electrical Equipment - 7 .3%
Emerson Electric Co. ................................................................... 14,105 1,848,037
Nextpower, Inc. - Class A
(a)
.............................................................. 36,520 4,402,486
nVent Electric PLC ..................................................................... 20,000 2,365,600

Cromwell Greenspring Mid Cap Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
COMMON STOCKS - (Continued)
Electrical Equipment - (Continued)
Shoals Technologies Group, Inc. - Class A
(a)
............................................... 34,500 $ 227,010
8,843,133
Electronic Equipment, Instruments & Components - 3 .2%
Flex Ltd.
(a)
........................................................................... 59,609 3,902,005
Financial Services - 1 .1%
Cannae Holdings, Inc. .................................................................. 69,182 786,600
Visa, Inc. - Class A ..................................................................... 1,772 535,569
1,322,169
Health Care Equipment & Supplies - 3 .3%
Abbott Laboratories .................................................................... 8,155 837,274
Medtronic PLC ........................................................................ 13,615 1,179,740
STERIS PLC .......................................................................... 598 132,236
Zimmer Biomet Holdings, Inc. ........................................................... 20,732 1,874,587
4,023,837
Hotels, Restaurants & Leisure - 0 .8%
Wyndham Hotels & Resorts, Inc. ........................................................ 11,638 945,355
Insurance - 5 .1%
Chubb Ltd. ............................................................................ 4,232 1,379,336
W.R. Berkley Corp. ..................................................................... 71,415 4,733,386
6,112,722
Interactive Media & Services - 3 .3%
Alphabet, Inc. - Class C ................................................................. 7,109 2,039,288
Ziff Davis, Inc.
(a)
....................................................................... 46,784 1,963,056
4,002,344
IT Services - 3 .1%
Akamai Technologies, Inc.
(a)
............................................................. 12,931 1,485,126
Amdocs Ltd. .......................................................................... 33,878 2,210,878
3,696,004
Machinery - 0 .8%
Xylem, Inc. ........................................................................... 7,906 944,767
Oil, Gas & Consumable Fuels - 3 .5%
EOG Resources, Inc. ................................................................... 25,226 3,646,923
Phillips 66 ............................................................................ 2,813 512,472
4,159,395
Professional Services - 5 .1%
KBR, Inc. ............................................................................ 167,616 6,178,326

Cromwell Greenspring Mid Cap Fund
Schedules of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Shares Value
COMMON STOCKS - (Continued)
Semiconductors & Semiconductor Equipment - 2 .3%
Qnity Electronics, Inc. ................................................................. 23,631 $ 2,726,545
Software - 1 .5%
Blackbaud, Inc.
(a)
...................................................................... 25,142 970,732
Roper Technologies, Inc. ................................................................ 2,474 875,450
1,846,182
Technology Hardware, Storage & Peripherals - 0 .7%
Everpure, Inc. - Class A
(a)
.............................................................. 13,289 784,582
Textiles, Apparel & Luxury Goods - 0 .8%
Levi Strauss & Co. - Class A ............................................................ 51,240 947,428
Trading Companies & Distributors - 1 .9%
Rush Enterprises, Inc. - Class A ......................................................... 17,839 1,179,336
Rush Enterprises, Inc. - Class B ......................................................... 17,328 1,115,057
2,294,393
Wireless Telecommunication Services - 1 .5%
T-Mobile US, Inc. ..................................................................... 8,863 1,861,496
TOTAL COMMON STOCKS (Cost $ 48,613,047 ) ........................................................... 116,189,325
REAL ESTATE INVESTMENT TRUSTS - 1 .0%
Residential Real Estate Investment Trusts - 1 .0%
American Homes 4 Rent - Class A ...................................................... 42,695 1,192,045
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $ 1,149,578 ) ........................................... 1,192,045
TOTAL INVESTMENTS - 97 .5% (Cost $ 49,762,625 ) ....................................................... $ 117,381,370
Other Assets in Excess of Liabilities - 2 .5% ................................................................ 2,997,359
TOTAL NET ASSETS - 100% ...........................................................................
$ 120,378,729
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
Non-income producing security.